Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Assets and Liabilities Measured at Fair Value on a Recurring Basis by Fair-Value Hierarchy Levels

The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009 and 2010.

	2009
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	901,481	(Won)	622,214	(Won)	—	(Won)	1,523,695
Corporations		—		920,794		255,768		1,176,562
Financial institutions		662,121		1,441,973		—		2,104,094
Mortgage-backed securities and asset-backed securities		—		872,987		—		872,987
Equity securities		534,190		212,772		—		746,962
Derivative instruments		5,492		4,359,732		251,306		4,616,530
Other trading assets — commodity indexed deposits		—		256,246		—		256,246

	(Won)	2,103,284	(Won)	8,686,718	(Won)	507,074	(Won)	11,297,076

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,081,086	(Won)	4,640,913	(Won)	—	(Won)	8,721,999
Corporations		—		2,307,792		—		2,307,792
Financial institutions		3,531,061		7,633,203		—		11,164,264
Mortgage-backed securities and asset-backed securities		—		2,186,982		97,202		2,284,184
Other		—		170,168		—		170,168

	(Won)	7,612,147	(Won)	16,939,058	(Won)	97,202	(Won)	24,648,407

Equity securities	(Won)	2,961,285	(Won)	2,203	(Won)	—	(Won)	2,963,488

Other assets
Hedging derivative instruments		—		1,817		—		1,817
Fund investments		—		523,116		—		523,116

	(Won)	—	(Won)	524,933	(Won)	—	(Won)	524,933

Total assets	(Won)	12,676,716	(Won)	26,152,912	(Won)	604,276	(Won)	39,433,904

Liabilities measured at fair value
Trading liabilities
Derivative instruments	(Won)	609	(Won)	4,145,634	(Won)	99,822	(Won)	4,246,065
Other trading liabilities — commodity indexed deposits		—		318,969		—		318,969
Short-term borrowings
Securities sold short, not yet purchased		27,966		—		—		27,966
Long-term debt
Equity linked securities sold		—		—		1,067,457		1,067,457
Other liabilities
Hedging derivatives instruments		—		167		—		167

Total liabilities	(Won)	28,575	(Won)	4,464,770	(Won)	1,167,279	(Won)	5,660,624

	2010
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	644,978	(Won)	2,580,357	(Won)	—	(Won)	3,225,335
Corporations		—		1,550,044		347,342		1,897,386
Financial institutions		1,709,816		3,176,717		—		4,886,533
Mortgage-backed securities and asset-backed securities		—		470,501		—		470,501
Equity securities		600,389		230,302		—		830,691
Derivative instruments
Foreign exchange		—		1,503,264		127,658		1,630,922
Interest rate		—		819,512		105,005		924,517
Equity		15,443		1,152,005		85,738		1,253,186
Credit		—		349		—		349
Other		—		3,297		2,228		5,525
Other trading assets — commodity indexed deposits		—		153,457		—		153,457

	(Won)	2,970,626	(Won)	11,639,805	(Won)	667,971	(Won)	15,278,402

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,426,974	(Won)	6,074,531	(Won)	—	(Won)	10,501,505
Corporations		—		2,400,140		—		2,400,140
Financial institutions		3,085,426		6,446,997		—		9,532,423
Mortgage-backed securities and asset-backed securities		—		1,916,077		30,984		1,947,061
Other		—		149,591		—		149,591

	(Won)	7,512,400	(Won)	16,987,336	(Won)	30,984	(Won)	24,530,720

Equity securities	(Won)	2,865,590	(Won)	1,671	(Won)	—	(Won)	2,867,261
Other assets
Hedging derivative instruments
Foreign exchange		—		350		—		350
Interest rate		—		27,040		—		27,040
Fund investments		—		569,587		—		569,587

	(Won)	—	(Won)	596,977	(Won)	—	(Won)	596,977

Total assets	(Won)	13,348,616	(Won)	29,225,789	(Won)	698,955	(Won)	43,273,360

Liabilities measured at fair value
Trading liabilities
Derivative instruments
Foreign exchange	(Won)	—	(Won)	1,300,485	(Won)	22,113	(Won)	1,322,598
Interest rate		—		823,251		50,957		874,208
Equity		315		1,182,025		32,452		1,214,792
Credit		—		—		422		422
Other		—		3,216		1,903		5,119
Other trading liabilities — commodity indexed deposits		—		198,619		—		198,619
Short-term borrowings
Securities sold short, not yet purchased		624,358		—		—		624,358
Long-term debt
Equity linked securities sold		—		—		1,949,390		1,949,390
Other liabilities
Hedging derivatives instruments
Foreign exchange		—		19,281		—		19,281
Interest rate		—		4,747		29,539		34,286

Total liabilities	(Won)	624,673	(Won)	3,531,624	(Won)	2,086,776	(Won)	6,243,073

Additional Information about Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2009 and 2010:

	January 1, 2009		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2009		Unrealized losses still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	227,277	(Won)	54,842	(Won)	—	(Won)	—	(Won)	(26,351)	(Won)	255,768	(Won)	(5,117)
Derivatives instruments		420,660		(157,835)		—		252,720		(264,239)		251,306		(176,980)
Investments
Available-for-sale securities		100,364		—		(7,879)		—		4,717		97,202		(3,424)
Trading liabilities
Derivatives instruments		430,605		(554)		—		(132,169)		(199,168)		99,822		(34,031)
Long-term debt
Equity linked securities sold		610,971		217,301		—		—		673,787		1,067,457		(18,960)

	January 1, 2010		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2010		Unrealized gains (losses) still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	255,768	(Won)	36,411	(Won)	—	(Won)	—	(Won)	55,163	(Won)	347,342	(Won)	15,625
Derivatives instruments
Foreign exchange		146,237		93,099		—		7,942		(119,620)		127,658		(76,725)
Interest rate		31,884		669		—		73,999		(1,547)		105,005		72,426
Equity		73,185		79,362		—		—		(66,809)		85,738		69,251
Credit		—		—		—		—		—		—		—
Other		—		2,228		—		—		—		2,228		2,228
Investments
Available-for-sale securities		97,202		3,851		(2,346)		—		(67,723)		30,984		1,664
Trading liabilities
Derivatives instruments
Foreign exchange		2,673		(10,948)		—		5,819		2,673		22,113		(18,176)
Interest rate		8,679		(5,830)		—		36,214		234		50,957		(621)
Equity		65,747		100,235		—		1,323		65,617		32,452		(34,709)
Credit		22,723		45,024		—		—		22,723		422		(422)
Other		—		—		—		1,903		—		1,903		1,562
Long-term debt
Equity linked securities sold		1,067,457		(281,108)		—		—		1,163,041		2,511,606		(80,749)
Hedging derivatives instruments Interest rate		—		(28,919)		—		—		620		29,539		(28,919)

Note:

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the years ended December 31, 2009 and 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investment) attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2009 and 2010.

Collateral Dependent Loans and Lease Receivables, Goodwill and Other Assets Measured at Fair Value on a Non-Recurring Basis Based on the ASC 820-10 Valuation Hierarchy

The following table presents collateral dependent loans and lease receivables, goodwill and other assets of which balances at December 31, 2009 and 2010 are measured at fair value on a non-recurring basis based on the ASC 820-10 valuation hierarchy.

	2009
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	432,765
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		9,591

	2010
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	619,322
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		38,294

Note:

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans and lease receivables which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans and lease receivables is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. We accordingly classify collateral dependent loans and lease receivables as Level 3.

(2)

The Group recorded goodwill impairment charges of (Won)59,517 million and (Won)0 million at December 31, 2009 and 2010, respectively, as determined based on Level 3 inputs. See Note 10 for additional information on goodwill impairment

(3)	The Group recorded impairment charges of (Won)12,038 million and (Won)17,276 million at December 21, 2009 and 2010, respectively.